Impairment test on Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of impairment of assets [Abstract]
Disclosure of detailed information about oil price scenarios [text block]
Table Oil price scenarios
(a)
:

	Amounts in US$ per Bbl.
Year	Low price (15%)	Middle price (60%)	High price (25%)	Weighted market price used for the impairment test
2019	63.9	63.9	63.9	63.9
2020	51.2	68.2	75.0	67.3
2021	53.3	71.0	78.1	70.1
Over 2022	55.1	73.4	80.7	72.5

(a)
The percentages indicated between brackets represent the Group estimation regarding each price scenario.

Disclosure of impairment loss and reversal of impairment loss [text block]
As a consequence of the evaluation, the following amounts of impairment loss were reversed (recognized):

Amounts in US$ '000	2018	2017	2016
Colombia (a)	11,531	-	5,664
Chile (b)	(6,549)	-	-
Total	4,982	-	5,664

(a)
Reversal of impairment losses due to increases in estimated market prices and improvements in cost structure, and also the known fair value less costs of disposal of the La Cuerva and Yamu Blocks (see Note 35.2).

(b)	Recognition of impairment loss due to the termination of the sales agreement for the TdF’s blocks, with no renovation in place as of the date of these consolidated financial statements.